Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Dec. 28, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
Dreyfus Core Equity Fund | Class A
Prospectus:
Trading Symbol	DLTSX
Dreyfus Core Equity Fund | Class C
Prospectus:
Trading Symbol	DPECX
Dreyfus Core Equity Fund | Class I
Prospectus:
Trading Symbol	DPERX
Dreyfus Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX
Dreyfus Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
Dreyfus Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
Dreyfus Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX